CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenues
Revenues	$ 227,539	$ 319,881	$ 292,487
Cost of revenues
Cost of revenues	166,343	214,261	188,937
Gross profit	61,196	105,620	103,550
Operating expenses:
Fulfillment	15,127	17,291	17,052
Selling and marketing	50,508	68,891	61,090
General and administrative	33,042	29,605	34,492
Total operating expenses	98,677	115,787	112,634
Loss from operations	(37,481)	(10,167)	(9,084)
Exchange loss on offshore bank accounts		(89)	(120)
Interest income	487	581	518
Interest expense	(5)
Change in fair value of convertible promissory notes	(22,791)
Total other income/ (loss)	(22,309)	492	398
Loss before income taxes and gain from equity method investment	(59,790)	(9,675)	(8,686)
Income tax expense	(33)	(81)	(54)
Gain (Loss) from equity method investment	221	208	17
Net loss	(59,602)	(9,548)	(8,723)
Less: Net loss attributable to non-controlling interests	(1)
Net loss attributable to LightInTheBox Holding Co., Ltd.	$ (59,601)	$ (9,548)	$ (8,723)
Net loss per ordinary share-basic and diluted (in dollars per share)	$ (0.44)	$ (0.07)	$ (0.07)
Product sales
Net revenues
Revenues	$ 216,407	$ 293,951	$ 262,083
Cost of revenues
Cost of revenues	156,326	189,816	160,566
Service and others
Net revenues
Revenues	11,132	25,930	30,404
Cost of revenues
Cost of revenues	$ 10,017	$ 24,445	$ 28,371